Condensed financial information of the Company (Tables)	12 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Summary of condensed balance sheet

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$231,694	$1,198,204
Deferred expenses	49,125	46,500
Prepayment and other current assets	70,000	—
Amounts due from subsidiaries and VIE	3,791,734	3,766,314
Investment in subsidiaries and VIE	17,358,111	22,721,204
TOTAL ASSETS	$21,500,664	$27,732,222
LIABILITIES
Current liabilities:
Amounts due to related parties	2,107	2,107
Amounts due to subsidiaries and VIE	—	—
Other payables	—	775,873
TOTAL LIABILITIES	$2,107	$777,980

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	3,090	2,980
Additional paid-in capital	19,055,297	19,055,407
Statutory reserve	745,590	745,590
Retained earnings	3,389,754	8,111,900
Accumulated other comprehensive income/(loss)	(1,695,174)	(961,635)
TOTAL SHAREHOLDERS’ EQUITY	$21,498,557	$26,954,242
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$21,500,664	$27,732,222

Summary of condensed statements of income

Condensed statements of income

	For the years ended March 31,
	2024	2023	2022
General and administrative expenses	$(825,582)	$(2,226,956)	$(2,790,459)
Investment loss, net		—	—
Share of profit in subsidiaries and VIE	(4,629,554)	(18,678,368)	1,476,806
Others, net	732,990	(1,661)	(86,639)
Income before income tax provision	(4,722,146)	(20,906,985)	(1,400,292)
Provision for income tax	—	—	—
Net profit	$(4,722,146)	$(20,906,985)	$(1,400,292)

Summary of condensed cash flow

Condensed cash flow

	For the year ended March 31,
	2024	2023	2022
Net cash used in operating activities	$(966,510)	$(1,779,420)	$(3,157,114)
Net cash provided by (used in) investing activities	—	(645,000)	3,043,030
Net cash provided by financing activities	—	1,000,000	—
Net cash inflow(outflow)	$(966,510)	$(1,424,420)	$(114,084)

Summary of condensed statements of comprehensive income

Condensed statements of comprehensive income

	For the years ended March 31,
	2024	2023	2022
Net loss	$(4,722,146)	$(20,906,985)	$(1,400,292)
Other comprehensive income	(733,539)	(3,402,058)	1,458,405
Comprehensive income	$(5,455,685)	$(24,309,043)	$58,113